Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 149,442	$ 157,145
Service revenues, net	506,279	426,490
Total Revenues (Note 15)	655,721	583,635
EXPENSES:
Voyage expenses	50,142	10,484
Vessels, drilling rigs and drillships operating expenses	287,383	274,188
Depreciation and amortization	168,418	166,034
Loss on sale of assets	0	963
Vessel impairment charge (Note 6)	43,490	0
Contract termination fees and other	33,293	0
General and administrative expenses	73,434	71,146
Legal settlements and other, net (Note 13)	5,390	(1,606)
Operating income/(loss)	(5,829)	62,426
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($5,835) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges and gains on Senior Notes) (Note 14)	(118,173)	(102,451)
Interest income	5,303	1,906
Gain/ (Loss) on interest rate swaps (Note 10)	23,478	(21,714)
Other, net	2,689	2,576
Total other expenses, net	(86,703)	(119,683)
LOSS BEFORE INCOME TAXES	(92,532)	(57,257)
Income taxes	(24,575)	(21,628)
NET LOSS	(117,107)	(78,885)
Less: Net (income)/loss attributable to non-controlling interest	(17,738)	13,227
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(134,845)	(65,658)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC COMMON STOCKHOLDERS (Note 16)	$ (134,868)	$ (65,658)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 16)	$ (0.35)	$ (0.17)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 16)	382,657,244	380,152,244